Institutional Class HAIGX
Retirement Class HNGFX
Administrative Class HRIGX
Investor Class HIIGX

Harbor International Growth Fund

Supplement to Summary Prospectus dated March 1, 2021
September 2, 2021
Gerard Callahan has announced his plans to retire on or about April 30, 2022 from Baillie Gifford Overseas Limited, subadviser to the Harbor International Growth Fund (the “Fund”). Upon his retirement, Mr. Callahan will no longer serve as a portfolio manager with day-to-day portfolio management responsibilities for the Fund.
Investors Should Retain This Supplement For Future Reference
S0921.SP.IG